EMPLOYEE POST-RETIREMENT BENEFITS	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
EMPLOYEE POST-RETIREMENT BENEFITS	EMPLOYEE POST-RETIREMENT BENEFITS
The Company sponsors DB Plans for certain of its employees. Pension benefits provided under the DB Plans are generally based on years of service and highest average earnings over three consecutive years of employment. Effective January 1, 2019, there were certain amendments made to the Canadian DB Plan for new members whereby, subsequent to that date, benefits provided for these new members are based on years of service and highest average earnings over five consecutive years of employment. Upon commencement of retirement, pension benefits in the Canadian DB Plan increase annually by a portion of the increase in the Consumer Price Index. The Company's U.S. DB Plan is closed to non-union new entrants and all non-union hires participate in the DC Plan. Net actuarial gains or losses are amortized out of AOCI over the EARSL of Plan participants, which is approximately ten years at December 31, 2021 (2020 and 2019 – nine years).
The Company also provides its employees with savings plans in Canada and Mexico, DC Plans consisting of a 401(k) Plan in the U.S. and post-employment benefits other than pensions, including termination benefits and life insurance and medical benefits beyond those provided by government-sponsored plans. Net actuarial gains or losses for the plans are amortized out of AOCI over the EARSL of employees, which was approximately 11 years at December 31, 2021 (2020 and 2019 – 11 years). In 2021, the Company expensed $58 million (2020 – $58 million; 2019 – $61 million) for the savings and DC Plans.
Total cash contributions by the Company for employee post-retirement benefits were as follows:

year ended December 31	2021	2020	2019
(millions of Canadian $)

DB Plans	105	124	122
Other post-retirement benefit plans	8	9	22
Savings and DC Plans	58	58	61
	171	191	205
Current Canadian pension legislation allows for partial funding of solvency requirements over a number of years through letters of credit in lieu of cash contributions, up to certain limits. As such, in addition to the cash contributions noted above, the Company provided a $20 million letter of credit to the Canadian DB Plan in 2021 (2020 – $13 million; 2019 – $12 million), resulting in a total of $322 million provided to the Canadian DB Plan under letters of credit at December 31, 2021.
The most recent actuarial valuation of the pension plans for funding purposes was as at January 1, 2021 and the next required valuation will be as at January 1, 2022.
In mid-2021, the Company offered a one-time Voluntary Retirement Program (VRP) to eligible employees. Participants in the program retired by December 31, 2021 and received a transition payment along with existing retirement benefits. In 2021, the Company expensed $81 million mainly related to VRP transition payments which were included in Plant operating costs and other. In addition, $18 million was recorded in Revenues related to costs that are recoverable through regulatory and tolling structures on a flow-through basis.
As a result of employee participation in the VRP, a settlement and curtailment occurred for the U.S. DB Plan in December 2021. The impact of these amounts were determined using actuarial assumptions consistent with those employed at December 31, 2021. The settlement gain decreased the U.S. DB Plan's unrealized actuarial gain by $2 million which was included in OCI, while the curtailment gain decreased the U.S. DB Plan's benefit obligation by $5 million, both of which were recorded in net benefit cost in 2021.
Employee participation in the VRP also resulted in a curtailment in the U.S. other post-retirement benefits plan (OPEB) in December 2021. The curtailment loss decreased the Plan's unrealized actuarial gain by $3 million which was included in OCI and increased the OPEB obligation by $3 million, resulting in no adjustment to net benefit cost in 2021.
The Company's funded status at December 31 was comprised of the following:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian $)	2021	2020	2021	2020

Change in Benefit Obligation[1]
Benefit obligation – beginning of year	4,326	4,058	457	427
Service cost	171	155	6	6
Interest cost	119	133	12	14
Employee contributions	6	6	1	—
Benefits paid	(372)	(249)	(21)	(21)
Actuarial (gain)/loss	(208)	242	(35)	36
Curtailment	(5)	—	3	—
Foreign exchange rate changes	(10)	(19)	(4)	(5)
Benefit obligation – end of year	4,027	4,326	419	457
Change in Plan Assets
Plan assets at fair value – beginning of year	4,038	3,693	441	406
Actual return on plan assets	376	485	5	56
Employer contributions[2]	105	124	8	9
Employee contributions	6	6	1	—
Benefits paid	(372)	(249)	(21)	(21)
Foreign exchange rate changes	(8)	(21)	(3)	(9)
Plan assets at fair value – end of year	4,145	4,038	431	441
Funded Status – Plan Surplus/(Deficit)	118	(288)	12	(16)
1The benefit obligation for the Company’s pension benefit plans represents the projected benefit obligation. The benefit obligation for the Company’s other post-retirement benefit plans represents the accumulated post-retirement benefit obligation.
2Excludes a $20 million letter of credit provided to the Canadian DB Plan for funding purposes (2020 – $13 million).
The actuarial gain realized on the defined benefit plan obligation is primarily attributable to an increase in the weighted average discount rate from 2.70 per cent in 2020 to 3.05 per cent in 2021.
The actuarial gain realized on the other post-retirement benefit plan obligation is primarily due to the increase in the weighted average discount rate from 2.75 per cent in 2020 to 3.10 per cent in 2021.
The amounts recognized on the Company's Consolidated balance sheet for its DB Plans and other post-retirement benefits plans were as follows:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian $)	2021	2020	2021	2020

Other long-term assets (Note 14)	119	29	193	178
Accounts payable and other	—	—	(8)	(8)
Other long-term liabilities (Note 17)	(1)	(317)	(173)	(186)
	118	(288)	12	(16)
Included in the above benefit obligation and fair value of plan assets were the following amounts for plans that were not fully funded:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian $)	2021	2020	2021	2020

Projected benefit obligation[1]	(2,687)	(3,292)	(183)	(194)
Plan assets at fair value	2,686	2,975	—	—
Funded Status – Plan Deficit	(1)	(317)	(183)	(194)
1The projected benefit obligation for the pension benefit plans differs from the accumulated benefit obligation in that it includes an assumption with respect to future compensation levels.
The funded status based on the accumulated benefit obligation for all DB Plans was as follows:

at December 31	2021	2020
(millions of Canadian $)

Accumulated benefit obligation	(3,714)	(3,957)
Plan assets at fair value	4,145	4,038
Funded Status – Plan Surplus	431	81
The Company's DB Plans with respect to accumulated benefit obligations and the fair value of plan assets were fully funded as at December 31, 2021 and December 31, 2020.
The Company pension plans' weighted average asset allocations and target allocations by asset category were as follows:

at December 31	Percentage of Plan Assets		Target Allocations
	2021	2020	2021

Debt securities	34%	33%	25% to 45%
Equity securities	53%	57%	35% to 65%
Alternatives	13%	10%	10% to 20%
	100%	100%
Debt and equity securities include the Company's debt and common shares as follows:

at December 31			Percentage of Plan Assets
(millions of Canadian $)	2021	2020	2021	2020

Debt securities	7	13	0.2%	0.3%
Equity securities	5	5	0.1%	0.1%
Pension plan assets are managed on a going concern basis, subject to legislative restrictions, and are diversified across asset classes to maximize returns at an acceptable level of risk. Asset mix strategies consider plan demographics and may include traditional equity and debt securities as well as alternative assets such as infrastructure, private equity, real estate and derivatives to diversify risk. Derivatives are not used for speculative purposes and the use of leveraged derivatives is prohibited.
All investments are measured at fair value using market prices. Where the fair value cannot be readily determined by reference to generally available price quotations, the fair value is determined by considering the discounted cash flows on a risk-adjusted basis and by comparison to similar assets which are publicly traded. In Level I, the fair value of assets is determined by reference to quoted prices in active markets for identical assets that the Company has the ability to access at the measurement date. In Level II, the fair value of assets is determined using valuation techniques such as option pricing models and extrapolation using significant inputs which are observable directly or indirectly. In Level III, the fair value of assets is determined using a market approach based on inputs that are unobservable and significant to the overall fair value measurement.
The following table presents plan assets for DB Plans and other post-retirement benefits measured at fair value, which have been categorized into the three categories based on a fair value hierarchy. For additional information on the fair value hierarchy, refer to Note 26, Risk management and financial instruments.

at December 31	Quoted Prices in Active Markets (Level I)		Significant Other Observable Inputs (Level II)		Significant Unobservable Inputs (Level III)		Total		Percentage of Total Portfolio
(millions of Canadian $)	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020

Asset Category
Cash and Cash Equivalents	68	87	2	—	—	—	70	87	2	2
Equity Securities:
Canadian	269	276	148	177	—	—	417	453	9	10
U.S.	649	594	164	211	—	—	813	805	18	18
International	126	114	354	380	—	—	480	494	10	11
Global	111	116	313	368	—	—	424	484	9	11
Emerging	25	35	120	125	—	—	145	160	3	4
Fixed Income Securities:
Canadian Bonds:
Federal	—	—	226	207	—	—	226	207	5	5
Provincial	—	—	331	283	—	—	331	283	7	6
Municipal	—	—	16	13	—	—	16	13	—	—
Corporate	—	—	147	151	—	—	147	151	4	3
U.S. Bonds:
Federal	433	444	15	14	—	—	448	458	10	10
Municipal	—	—	1	2	—	—	1	2	—	—
Corporate	67	72	143	143	—	—	210	215	5	5
International:
Government	6	8	7	6	—	—	13	14	—	—
Corporate	—	—	73	48	—	—	73	48	2	1
Mortgage backed	42	47	5	4	—	—	47	51	1	1
Other Investments:
Real estate	—	—	—	—	283	213	283	213	6	5
Infrastructure	—	—	—	—	281	203	281	203	6	5
Private equity funds	—	—	—	—	1	1	1	1	—	—
Derivatives	—	—	—	(8)	—	—	—	(8)	—	—
Funds held on deposit	150	145	—	—	—	—	150	145	3	3
	1,946	1,938	2,065	2,124	565	417	4,576	4,479	100	100
The following table presents the net change in the Level III fair value category:

(millions of Canadian $, pre-tax)

Balance at December 31, 2019	379
Purchases and sales	42
Realized and unrealized losses	(4)
Balance at December 31, 2020	417
Purchases and sales	100
Realized and unrealized gains	48
Balance at December 31, 2021	565
The Company's expected funding contributions in 2022 are approximately $76 million for the DB Plans, approximately $7 million for the other post-retirement benefit plans and approximately $55 million for the savings plans and DC Plans. The Company expects to provide an additional estimated $20 million letter of credit to the Canadian DB Plan for the funding of solvency requirements.
The following are estimated future benefit payments, which reflect expected future service:

(millions of Canadian $)	Pension Benefits	Other Post-Retirement Benefits

2022	208	25
2023	211	25
2024	216	24
2025	220	24
2026	224	24
2027 to 2031	1,171	114
The rate used to discount pension and other post-retirement benefit plan obligations was developed based on a yield curve of primarily corporate AA bond yields at December 31, 2021. This yield curve is used to develop spot rates that vary based on the duration of the obligations. The estimated future cash flows for the pension and other post-retirement benefit obligations were matched to the corresponding rates on the spot rate curve to derive a weighted average discount rate.
The significant weighted average actuarial assumptions adopted in measuring the Company's benefit obligations were as follows:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
	2021	2020	2021	2020

Discount rate	3.05%	2.70%	3.10%	2.75%
Rate of compensation increase	2.95%	2.60%	—	—
The significant weighted average actuarial assumptions adopted in measuring the Company's net benefit plan costs were as follows:

year ended December 31	Pension Benefit Plans			Other Post-Retirement Benefit Plans
	2021	2020	2019	2021	2020	2019

Discount rate	2.70%	3.20%	3.90%	2.80%	3.35%	4.10%
Expected long-term rate of return on plan assets	6.15%	6.40%	6.60%	3.00%	3.50%	4.30%
Rate of compensation increase	2.60%	3.00%	3.00%	—	—	—
The overall expected long-term rate of return on plan assets is based on historical and projected rates of return for the portfolio in aggregate and for each asset class in the portfolio. Assumed projected rates of return are selected after analyzing historical experience and estimating future levels and volatility of returns. Asset class benchmark returns, asset mix and anticipated benefit payments from plan assets are also considered in determining the overall expected rate of return. The discount rate is based on market interest rates of high-quality bonds that match the timing and benefits expected to be paid under each plan.
A 5.60 per cent weighted-average annual rate of increase in the per capita cost of covered health care benefits was assumed for 2022 measurement purposes. The rate was assumed to decrease gradually to 5.00 per cent by 2029 and remain at this level thereafter.
The net benefit cost recognized for the Company’s pension benefit plans and other post-retirement benefit plans was as follows:

year ended December 31	Pension Benefit Plans			Other Post-Retirement Benefit Plans
(millions of Canadian $)	2021	2020	2019	2021	2020	2019

Service cost[1]	171	155	126	6	6	5
Other components of net benefit cost[1]
Interest cost	119	133	142	12	14	17
Expected return on plan assets	(234)	(230)	(222)	(13)	(14)	(15)
Amortization of actuarial loss	23	21	12	2	2	2
Amortization of regulatory asset	27	25	14	2	2	2
Curtailment gain	(5)	—	—	—	—	—
Settlement gain – AOCI	(2)	—	—	—	—	—
	(72)	(51)	(54)	3	4	6
Net Benefit Cost Recognized	99	104	72	9	10	11
1    Service cost and other components of net benefit cost are included in Plant operating costs and other in the Consolidated statement of income.
Pre-tax amounts recognized in AOCI were as follows:

at December 31	2021		2020		2019
	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits
(millions of Canadian $)

Net loss	147	5	358	22	398	20
Pre-tax amounts recognized in OCI were as follows:

at December 31	2021		2020		2019
	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits
(millions of Canadian $)

Amortization of net loss from AOCI to net income	(23)	(2)	(21)	(2)	(12)	(2)
Curtailment	—	3	—	—	—	—
Settlement	2	—	—	—	—	—
Funded status adjustment	(190)	(18)	(18)	3	52	(37)
	(211)	(17)	(39)	1	40	(39)